Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Assets:
Cash and cash equivalents	$ 292,525	$ 5,987,164	$ 2,958,804	$ 3,429,873
Accounts receivable, net	53,044	1,085,670	833,643	757,756
Recoverable taxes	13,465	275,600	542,365	295,768
Advance Payment for constructions to related parties	10,920	223,498	214,209	181,989
Advance Payments to contractors	7,923	162,165	115,233	102,776
Other accounts receivable and prepaid expenses	2,068	42,333	66,575	42,742
Total current assets	379,946	7,776,430	4,730,829	4,810,904
Non-current assets:
Property, leasehold improvements and equipment, net	133,105	2,724,296	2,700,469	2,647,101
Investment in airport concessions, net	570,703	11,680,684	10,229,656	9,267,111
Rights of use of leased assets, net	9,632	197,131	178,247	210,788
Other assets, net	2,257	46,196	34,621	44,053
Deferred income taxes	22,690	464,404	317,758	297,004
Total non-current assets	738,387	15,112,711	13,460,751	12,466,057
Total assets	1,118,332	22,889,141	18,191,580	17,276,961
Current liabilities:
Short-term debt	131,918	2,700,000
Current portion of long-term debt			3,013,502	36,851
Current portion of major maintenance provision	33,849	692,788	443,570	151,554
Current portion of financial leases	1,433	29,332	26,553	72,320
Trade accounts payable	10,417	213,207	204,048	196,791
Payable taxes and other accrued expenses	48,754	997,854	370,188	590,262
Accounts payable to related parties	13,155	269,249	167,704	187,515
Total current liabilities	239,526	4,902,430	4,225,565	1,235,293
Non-current liabilities:
Long-term debt	244,128	4,996,622	1,496,886	4,506,758
Major maintenance provision	51,250	1,048,945	874,415	802,342
Guarantee deposits	16,716	342,120	350,738	387,656
Labor obligations	6,312	129,199	115,691	106,160
Financial leases	9,547	195,404	168,210	148,540
Deferred income taxes	1,768	36,189	133,828	202,717
Total non-current liabilities	329,721	6,748,479	3,139,768	6,154,173
Total liabilities	569,247	11,650,909	7,365,333	7,389,466
Commitment and contingencies
Shareholders' equity
Common stock	14,549	297,782	300,822	301,739
Additional paid-in capital	1,455	29,786	29,786	29,786
Total Contributed capital	16,004	327,568	330,608	331,525
Reserve for repurchase of shares	50,236	1,028,188	1,500,000	1,257,454
Retained earnings	474,034	9,702,141	8,824,666	8,121,937
Accumulated other comprehensive loss	(95)	(1,936)	(4,933)	4,194
Total Earned capital	524,175	10,728,393	10,319,733	9,383,585
Controlling interest	540,179	11,055,961	10,650,341	9,715,110
Non-controlling interest	8,906	182,271	175,906	172,385
Total shareholders' equity	549,084	11,238,232	10,826,247	9,887,495
Total liabilities and shareholders' equity	$ 1,118,332	$ 22,889,141	$ 18,191,580	$ 17,276,961